Note 3 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2014
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$28,868,011	$-	$28,868,011
States and political subdivisions	-	44,007,246	-	44,007,246
Corporate	-	239,038,512	-	239,038,512
Foreign	-	65,975,213	-	65,975,213
Asset-backed securities	-	1,466,497	-	1,466,497
Mortgage-backed securities:
Commercial MBS	-	8,136,186	-	8,136,186
Residential MBS	-	42,625,813	-	42,625,813
Total fixed maturities	$-	$430,117,478	$-	$430,117,478

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	358,322	-	-	358,322
Corporate common stock	5,955,597	-	384,000	6,339,597
Total equity securities	$7,021,819	$-	$384,000	$7,405,819
	December 31, 2013
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$34,575,791	$-	$34,575,791
States and political subdivisions	-	42,994,764	-	42,994,764
Corporate	-	227,942,974	-	227,942,974
Foreign	-	57,646,352	-	57,646,352
Asset-backed securities	-	2,787,370	-	2,787,370
Mortgage-backed securities:
Commercial MBS	-	4,413,720	-	4,413,720
Residential MBS	-	47,548,134	-	47,548,134
Total fixed maturities	$-	$417,909,105	$-	$417,909,105

U.S. agencies	$687,000	$-	$-	$687,000
Mutual funds	319,639	-	-	319,639
Corporate common stock	4,427,694	-	384,000	4,811,694
Total equity securities	$5,434,333	$-	$384,000	$5,818,333

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year Ended December 31, 2014
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$-	$384,000	$-	$384,000
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Purchases	-	-	-	-
Sales	-	-	-	-
Total gains or losses:
Included in earnings	-	-	-	-
Included in other comprehensive loss	-	-	-	-
Ending balance	$-	$384,000	$-	$384,000
	Year Ended December 31, 2013
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$3,834,470	$384,000	$642,600	$4,861,070
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(3,834,470)	-	-	(3,834,470)
Purchases	-	-	-	-
Sales	-	-	(645,000)	(645,000)
Total gains or losses:
Included in earnings	-	-	2,400	2,400
Included in other comprehensive loss	-	-	-	-
Ending balance	$-	$384,000	$-	$384,000

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2014
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$12,961,492	$13,693,557	$-	$-	$13,693,557
Residential	16,497,944	18,392,927	-	-	18,392,927
Policy loans	6,665,493	6,665,493	-	-	6,665,493
State-guaranteed receivables	7,917,379	9,719,006	-	9,719,006	-
Other invested assets	3,270,848	3,270,848	-	-	3,270,848
Cash and cash equivalents	1,870,867	1,870,867	1,870,867	-	-
Accrued investment income	5,190,740	5,190,740	-	-	5,190,740
Cash value of company-owned life insurance	12,441,833	12,441,833	-	-	12,441,833

Liabilities:
Policyholder deposits (Investment-type contracts)	53,318,598	55,486,262	-	-	55,486,262
Policy claims	2,821,106	2,821,106	-	-	2,821,106
Obligations under capital leases	553,028	553,028	-	-	553,028
Notes payable	2,508,576	2,508,576	-	-	2,508,576
	December 31, 2013
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$15,478,188	$16,128,845	$-	$16,128,845	$-
Residential	3,123,534	3,273,306	-	3,273,306	-
Policy loans	6,674,887	6,674,887	-	-	6,674,887
State-guaranteed receivables	8,085,107	9,392,660	-	9,392,660	-
Other invested assets	3,181,182	3,181,182	-	-	3,181,182
Cash and cash equivalents	4,143,291	4,143,291	4,143,291	-	-
Accrued investment income	5,191,253	5,191,253	-	-	5,191,253
Cash value of company-owned life insurance	11,808,248	11,808,248	-	-	11,808,248

Liabilities:
Policyholder deposits (Investment-type contracts)	53,476,853	53,396,538	-	-	53,396,538
Policy claims	3,672,474	3,672,474	-	-	3,672,474
Obligations under capital leases	943,488	943,488	-	-	943,488
Notes payable	3,031,942	3,033,122	-	-	3,033,122